COMMITMENTS (Details) $ in Millions	Dec. 31, 2025 CAD ($)
2026
COMMITMENTS
Minimum payments	$ 878.0
2027 to 2030
COMMITMENTS
Minimum payments	205.5
2031 and thereafter
COMMITMENTS
Minimum payments	$ 13.5